Financial structure and financial costs - Non-current financial debt and derivative financial instruments (Details) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial structure, financial costs and financial instruments
Non-current financial debt		$ 49,512	$ 60,203	$ 47,773
Non-current financial assets		(2,404)	(4,781)	(912)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		47,108	55,422	46,861
Committed credit facilities granted by banks		12,314
Syndicated credit line
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	$ 6,350
Borrowings term	12 months
Borrowings, period of extension option	6 months
VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		12,820	16,553	19,340
FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		27,147	28,080	20,499
Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		649	3,984	690
Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		424	511	425
Lease obligations
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		7,644	7,736	6,263
Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		(1,522)	(1,451)	(333)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		(54)	9	(23)
Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt		1,498	1,615	1,694
Non-current financial assets		(787)	(3,221)	(512)
Secured
Financial structure, financial costs and financial instruments
Non-current financial debt		7,720	7,849	6,438
Non-current financial assets		(847)	(1,019)	(164)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		6,873	6,830	6,274
Secured | Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		15	40	72
Secured | Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		61	73	103
Secured | Lease obligations
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		7,644	7,736	6,263
Secured | Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		(847)	(1,019)	(164)
Unsecured
Financial structure, financial costs and financial instruments
Non-current financial debt		41,792	52,354	41,335
Non-current financial assets		(1,557)	(3,762)	(748)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		40,235	48,592	40,587
Unsecured | VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		12,820	16,553	19,340
Unsecured | FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		27,147	28,080	20,499
Unsecured | Other floating rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		634	3,944	618
Unsecured | Other fixed rate debt
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		363	438	322
Unsecured | Non-current financial assets excluding derivative financial instruments
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		(675)	(432)	(169)
Unsecured | Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS		(54)	9	(23)
Unsecured | Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt		1,498	1,615	1,694
Non-current financial assets		$ (787)	$ (3,221)	$ (512)